Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.86%
Communication services: 6.01%
Entertainment: 2.56%
Activision Blizzard Incorporated	109,980	$ 8,314,488
Warner Bros. Discovery Incorporated †	215,296	3,907,622
		12,222,110
Interactive media & services: 3.45%
Alphabet Incorporated Class C †	7,148	16,435,611
Consumer discretionary: 10.07%
Household durables: 2.95%
Lennar Corporation Class A	94,586	7,234,883
PulteGroup Incorporated	163,320	6,820,243
		14,055,126
Internet & direct marketing retail: 2.01%
Amazon.com Incorporated †	3,849	9,567,190
Leisure products: 1.27%
The Brunswick Corporation	80,287	6,070,500
Multiline retail: 1.92%
Target Corporation	40,143	9,178,697
Specialty retail: 1.92%
O'Reilly Automotive Incorporated †	15,123	9,172,856
Consumer staples: 2.57%
Food & staples retailing: 2.57%
Costco Wholesale Corporation	23,056	12,259,336
Energy: 6.64%
Oil, gas & consumable fuels: 6.64%
Chevron Corporation	60,213	9,433,571
ConocoPhillips	119,374	11,402,604
Devon Energy Corporation	186,083	10,824,448
		31,660,623
Financials: 13.02%
Banks: 4.78%
Citigroup Incorporated	137,201	6,614,460
Citizens Financial Group Incorporated	193,569	7,626,619
JPMorgan Chase & Company	71,489	8,532,927
		22,774,006
Capital markets: 6.52%
BlackRock Incorporated	11,711	7,315,627
Evercore Partners Incorporated Class A	67,638	7,152,719
The Goldman Sachs Group Incorporated	26,670	8,147,418
VIRTU Financial Incorporated Class A	293,093	8,464,526
		31,080,290
See accompanying notes to portfolio of investments

Allspring Large Cap Core Fund  |  1

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Insurance: 1.72%
Fidelity National Financial Incorporated	206,214	$ 8,211,441
Health care: 16.33%
Biotechnology: 5.00%
AbbVie Incorporated	55,265	8,117,323
Regeneron Pharmaceuticals Incorporated †	12,374	8,155,827
United Therapeutics Corporation †	42,619	7,567,430
		23,840,580
Health care equipment & supplies: 1.45%
Hologic Incorporated †	95,787	6,895,706
Health care providers & services: 6.11%
Anthem Incorporated	22,822	11,455,046
CVS Health Corporation	100,360	9,647,607
Laboratory Corporation of America Holdings †	33,544	8,059,952
		29,162,605
Pharmaceuticals: 3.77%
Bristol-Myers Squibb Company	104,210	7,843,887
Pfizer Incorporated	206,768	10,146,106
		17,989,993
Industrials: 9.14%
Building products: 1.54%
Masco Corporation	139,673	7,359,370
Commercial services & supplies: 1.96%
Copart Incorporated †	82,246	9,347,258
Construction & engineering: 1.75%
EMCOR Group Incorporated	78,360	8,343,773
Machinery: 1.95%
AGCO Corporation	72,781	9,272,299
Road & rail: 1.94%
J.B. Hunt Transport Services Incorporated	54,167	9,254,432
Information technology: 27.84%
Electronic equipment, instruments & components: 1.23%
Zebra Technologies Corporation Class A †	15,872	5,867,244
IT services: 3.39%
Cognizant Technology Solutions Corporation Class A	98,432	7,963,149
MasterCard Incorporated Class A	22,547	8,193,129
		16,156,278
Semiconductors & semiconductor equipment: 6.94%
Applied Materials Incorporated	71,488	7,888,701
Broadcom Incorporated	17,134	9,498,918
Qorvo Incorporated †	55,264	6,287,938
Qualcomm Incorporated	67,181	9,384,514
		33,060,071
See accompanying notes to portfolio of investments

2  |  Allspring Large Cap Core Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Software: 10.10%
Adobe Incorporated †	16,496	$ 6,531,591
Fortinet Incorporated †	29,420	8,502,674
Microsoft Corporation	91,562	25,410,286
Oracle Corporation	105,307	7,729,534
		48,174,085
Technology hardware, storage & peripherals: 6.18%
Apple Incorporated	186,973	29,476,294
Materials: 4.87%
Metals & mining: 4.87%
Nucor Corporation	76,756	11,880,294
Reliance Steel & Aluminum Company	57,131	11,326,221
		23,206,515
Real estate: 2.37%
Equity REITs: 2.37%
Weyerhaeuser Company	274,127	11,299,515
Total Common stocks (Cost $347,703,948)		471,393,804

		Yield
Short-term investments: 0.80%
Investment companies: 0.80%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	3,805,546	3,805,546
Total Short-term investments (Cost $3,805,546)				3,805,546
Total investments in securities (Cost $351,509,494)	99.66%			475,199,350
Other assets and liabilities, net	0.34			1,643,330
Total net assets	100.00%			$476,842,680

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Large Cap Core Fund  |  3

Portfolio of investments—April 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,053,285	$51,175,465	$(51,423,204)	$0	$0	$3,805,546	3,805,546	$1,993
Affiliated securities no longer held at end of period
Securities Lending Cash Investments LLC	6,811,260	19,426,625	(26,237,885)	0	0	0	0	3,497#
				$0	$0	$3,805,546		$5,490

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Large Cap Core Fund

Notes to portfolio of investments—April 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Allspring Large Cap Core Fund  |  5

Notes to portfolio of investments—April 30, 2022 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$28,657,721	$0	$0	$28,657,721
Consumer discretionary	48,044,369	0	0	48,044,369
Consumer staples	12,259,336	0	0	12,259,336
Energy	31,660,623	0	0	31,660,623
Financials	62,065,737	0	0	62,065,737
Health care	77,888,884	0	0	77,888,884
Industrials	43,577,132	0	0	43,577,132
Information technology	132,733,972	0	0	132,733,972
Materials	23,206,515	0	0	23,206,515
Real estate	11,299,515	0	0	11,299,515
Short-term investments
Investment companies	3,805,546	0	0	3,805,546
Total assets	$475,199,350	$0	$0	$475,199,350
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Large Cap Core Fund